Convertible Note Payable - Schedule of Amortization Payments in Cash (Details) - Mast Hill [Member]	12 Months Ended
Dec. 31, 2025
December 5, 2024 [Member]
Debt Instrument [Line Items]
Amortization payments description	$284,500 plus accrued interest through December 5, 2024
January 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	$284,500 plus accrued interest through January 5, 2025
February 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	$379,336 plus accrued interest through February 5, 2025
March 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	$474,167 plus accrued interest through March 5, 2025
April 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	$474,167 plus accrued interest through April 5, 2025
May 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	$569,000 plus accrued interest through May 5, 2025
June 5, 2025 [Member]
Debt Instrument [Line Items]
Amortization payments description	The entire remaining outstanding balance of the June 2024 Convertible Note